Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating segments
Schedule of non-current assets, except deferred taxes, based on the countries
Non-current assets by country	December 31, 2025	December 31, 2024
Brazil	154,543	134,335
United States of America	112,317	119,015
United Kingdom	69,574	65,288
Australia	14,032	13,292
Other countries	2,253	1,299
Total	352,719	333,229